Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.935% Fixed-to-Floating Rate Senior Notes due 2030
Amount Registered | shares	750,000,000	[1]
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form
S-3ASR
, filed with the Securities and Exchange Commission on July 21, 2022 (File No. 333-266264), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.

[1]	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on July 21, 2022 (File No. 333-266264), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.